Stock Options - Additional information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Options
Stock-based compensation expense	$ 368,140	$ 76,973	$ 743,274	$ 205,629
Unrecognized stock-based compensation expense	$ 6,843,566		$ 6,900,425
Share based compensation weighted average remaining contractual term, Granted			8 years 4 months 24 days
Options grant date fair value			$ 3.16	$ 1.53